CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)		$ 693	$ 724	$ (225)
Other comprehensive income (loss):
Foreign currency translation adjustments		124	(77)	(120)
Unrealized gains (losses) on hedging instruments	[1]	3	14	(3)
Pension and postretirement benefit plans:
Amortization of net loss and prior service cost previously recognized	[2]	45	30	43
Net (loss) gain arising during the period	[3]	(137)	(119)	90
Net change in pension and postretirement benefit plans		(92)	(89)	133
Total other comprehensive income (loss)		35	(152)	10
Comprehensive income (loss)		728	572	(215)
Comprehensive income attributable to noncontrolling interests		(16)	(14)	(15)
Comprehensive income (loss) attributable to L-3		$ 712	$ 558	$ (230)

[1]	Net of income taxes of $1 million in 2017, $5 million in 2016 and income tax benefits of $2 million in 2015.
[2]	Net of income taxes of $14 million in 2017, $18 million in 2016 and $24 million in 2015.
[3]	Net of income tax benefits of $42 million in 2017, $69 million in 2016 and income taxes of $49 million in 2015. The 2015 amount includes $9 million (net of income taxes of $5 million) for the reclassification of actuarial losses into net income related to the Marine Systems International business divestiture in accordance with Accounting Standards Codification 715, Defined Benefit Plans – Pension.